Fair value re-measurement of share subscription agreement - Financial assets (Details) € / shares in Units, € in Thousands, $ in Millions					1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 19, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 16, 2015 USD ($)	Dec. 16, 2015 EUR (€) € / shares	Jan. 19, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of fair value measurement of assets [line items]
Share subscription increase							€ 296,188	€ 363,924	€ 326,271
Fair value at inception							1,257,328	1,057,309
Movement of period (recognized in the income statement)									57,479
Fair value at the end						€ 1,057,309	€ 1,401,184	€ 1,257,328	1,057,309
Gilead Sciences, Inc
Disclosure of fair value measurement of assets [line items]
Payment composed of license fee and equity investment | $			$ 725
Upfront payments | $			300
Share subscription increase | $			$ 425
Price per share including issuance premium | € / shares				€ 58.00
Gilead Sciences, Inc | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Net fair value gain	€ 26,800
Derivatives [member] | Gilead Sciences, Inc
Disclosure of fair value measurement of assets [line items]
Fair value at inception		€ 39,003			€ 8,371	65,850			€ 8,371
Movement of period (recognized in the income statement)		(30,632)			57,479
Derecognition of the financial asset through the share premium account						€ (65,850)
Fair value at the end	€ 65,850	€ 8,371		€ 39,003	€ 65,850